TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 13,207	$ 24,532	$ (7,523)
Foreign	15,994	3,662	14,658
Income before taxes on income	$ 29,201	$ 28,194	$ 7,135